Risk management - Non-derivative hedging instrument (Details) - Cash flow hedging for future crude oil exports [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the beginning of the period	$ 1,300	$ 1,300
Reassignment of hedging instruments	269	1,230
Realized exports	(269)	(1,230)
Hedging instrument at the end of the period	$ 1,300	$ 1,300